Long-term assets - E.3 Right of use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-Use Assets [Roll Forward]
Opening balance, net	$ 792	$ 896
Change in scope	314
Additions	1,210	126
Modifications	272	125
Impairment		(4)
Disposals	(53)	(39)
Depreciation	(249)	(204)
Asset retirement obligations	3	1
Transfers	3	0
Transfer to/from held for sale	(23)	(76)
Exchange rate movements	79	(34)
Closing balance, net	2,346	792
Cost or valuation
Right-of-Use Assets [Roll Forward]
Opening balance, net	1,497
Closing balance, net	3,489	1,497
Accumulated depreciation and impairment
Right-of-Use Assets [Roll Forward]
Opening balance, net	(705)
Closing balance, net	(1,142)	(705)
Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net	101	130
Change in scope	0
Additions	6	13
Modifications	38	13
Impairment		(1)
Disposals	(4)	(9)
Depreciation	(34)	(36)
Asset retirement obligations	0	0
Transfers	1	0
Transfer to/from held for sale	0	0
Exchange rate movements	9	(9)
Closing balance, net	118	101
Land and buildings | Cost or valuation
Right-of-Use Assets [Roll Forward]
Opening balance, net	233
Closing balance, net	280	233
Land and buildings | Accumulated depreciation and impairment
Right-of-Use Assets [Roll Forward]
Opening balance, net	(132)
Closing balance, net	(163)	(132)
Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	164	177
Change in scope	0
Additions	34	5
Modifications	38	50
Impairment		0
Disposals	(12)	(18)
Depreciation	(42)	(47)
Asset retirement obligations	1	0
Transfers	0	0
Transfer to/from held for sale	(23)	(2)
Exchange rate movements	(7)	0
Closing balance, net	153	164
Sites rental | Cost or valuation
Right-of-Use Assets [Roll Forward]
Opening balance, net	385
Closing balance, net	376	385
Sites rental | Accumulated depreciation and impairment
Right-of-Use Assets [Roll Forward]
Opening balance, net	(220)
Closing balance, net	(223)	(220)
Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	477	537
Change in scope	314
Additions	1,154	99
Modifications	190	59
Impairment		(3)
Disposals	(34)	(8)
Depreciation	(160)	(109)
Asset retirement obligations	1	1
Transfers	2	1
Transfer to/from held for sale	0	(74)
Exchange rate movements	76	(25)
Closing balance, net	2,021	477
Tower rental | Cost or valuation
Right-of-Use Assets [Roll Forward]
Opening balance, net	785
Closing balance, net	2,607	785
Tower rental | Accumulated depreciation and impairment
Right-of-Use Assets [Roll Forward]
Opening balance, net	(308)
Closing balance, net	(586)	(308)
Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net	29	27
Change in scope	0
Additions	1	8
Modifications	0	0
Impairment		0
Disposals	0	0
Depreciation	(7)	(6)
Asset retirement obligations	0	0
Transfers	0	0
Transfer to/from held for sale	0	0
Exchange rate movements	0	0
Closing balance, net	23	29
Capacity | Cost or valuation
Right-of-Use Assets [Roll Forward]
Opening balance, net	54
Closing balance, net	180	54
Capacity | Accumulated depreciation and impairment
Right-of-Use Assets [Roll Forward]
Opening balance, net	(26)
Closing balance, net	(157)	(26)
Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net	14	16
Change in scope	0
Additions	14	0
Modifications	5	1
Impairment		0
Disposals	(1)	0
Depreciation	(4)	(2)
Asset retirement obligations	1	0
Transfers	0	(1)
Transfer to/from held for sale	0	0
Exchange rate movements	0	0
Closing balance, net	29	14
Other network equipment | Cost or valuation
Right-of-Use Assets [Roll Forward]
Opening balance, net	24
Closing balance, net	40	24
Other network equipment | Accumulated depreciation and impairment
Right-of-Use Assets [Roll Forward]
Opening balance, net	(10)
Closing balance, net	(11)	(10)
Other
Right-of-Use Assets [Roll Forward]
Opening balance, net	6	9
Change in scope	0
Additions	0	1
Modifications	1	2
Impairment		0
Disposals	(3)	(3)
Depreciation	(2)	(3)
Asset retirement obligations	0	0
Transfers	0	0
Transfer to/from held for sale	0	0
Exchange rate movements	0	0
Closing balance, net	2	6
Other | Cost or valuation
Right-of-Use Assets [Roll Forward]
Opening balance, net	15
Closing balance, net	6	15
Other | Accumulated depreciation and impairment
Right-of-Use Assets [Roll Forward]
Opening balance, net	(9)
Closing balance, net	$ (4)	$ (9)